Earnings per share - (Details) - USD ($) $ / shares in Units, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share
[Earnings/(loss)] attributable to equity holders as presented in the income statement	$ 35,000,000	$ 5,000,000	$ 30,000,000
Less: Dividend on Preferred Shares (see note 14)		(6,000,000)		$ (12,000,000)
[Loss] attributable to equity holders used in calculating earnings per share	$ 35,000,000	$ (1,000,000)	$ 30,000,000	$ (12,000,000)
Weighted average number of ordinary shares for EPS (millions)	597.7	597.7	597.7	597.7
[Earnings/(loss)] per share - Basic	$ 0.06		$ 0.05	$ (0.02)
[Loss] attributable to equity holders used in calculating earnings per share - Diluted	$ 35,000,000	$ (1,000,000)	$ 30,000,000	$ (12,000,000)
Weighted average number of ordinary shares for EPS (millions) - Diluted	597.7	597.7	597.7	597.7
[Earnings/(loss)] per share - Diluted	$ 0.06		$ 0.05	$ (0.02)